Accounting Policies (Policies)	12 Months Ended
Dec. 27, 2014
Accounting Policies [Abstract]
Use of Estimates [Policy Text Block]
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires us to make estimates and judgments that affect the amounts reported in our consolidated financial statements and the accompanying notes. The accounting estimates that require our most significant, difficult, and subjective judgments include:

•	the valuation of non-marketable equity investments and the determination of other-than-temporary impairments;

•	the assessment of recoverability of long-lived assets (property, plant and equipment; goodwill; and identified intangibles);

•	the recognition and measurement of current and deferred income taxes (including the measurement of uncertain tax positions);

•	the valuation of inventory; and

•	the recognition and measurement of loss contingencies.
The actual results that we experience may differ materially from our estimates.

Fair Value [Policy Text Block]
Fair Value
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, we consider the principal or most advantageous market in which we would transact, and we consider assumptions that market participants would use when pricing the asset or liability. Our financial assets are measured and recorded at fair value, except for cost method investments, cost method loans receivable, equity method investments, grants receivable, and reverse repurchase agreements with original maturities greater than approximately three months. Substantially all of our liabilities are not measured and recorded at fair value.
Fair Value Hierarchy
The three levels of inputs that may be used to measure fair value are as follows:
Level 1. Quoted prices in active markets for identical assets or liabilities.
Level 2. Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in less active markets, or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated with observable market data for substantially the full term of the assets or liabilities. Level 2 inputs also include non-binding market consensus prices that can be corroborated with observable market data, as well as quoted prices that were adjusted for security-specific restrictions.
Level 3. Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities. Level 3 inputs also include non-binding market consensus prices or non-binding broker quotes that we were unable to corroborate with observable market data.
For further discussion of fair value, see "Note 4: Fair Value" and "Note 16: Retirement Benefit Plans."

Cash Equivalents [Policy Text Block]
Cash Equivalents
We consider all highly liquid debt investments with original maturities from the date of purchase of approximately three months or less as cash equivalents. Cash equivalents can include investments such as corporate debt, financial institution instruments, government debt, and reverse repurchase agreements classified as cash equivalents. See "Note 4: Fair Value" for the instruments held as cash equivalents.

Trading Assets [Policy Text Block]
Trading Assets
Marketable debt instruments are generally designated as trading assets when a market risk is economically hedged at inception with a related derivative instrument, or when the marketable debt instrument itself is used to economically hedge foreign exchange rate risk from remeasurement. Investments designated as trading assets are reported at fair value. The gains or losses of these investments arising from changes in fair value due to interest rate and currency market fluctuations and credit market volatility, largely offset by losses or gains on the related derivative instruments and balance sheet remeasurement, are recorded in interest and other, net. We also designate certain floating-rate securitized financial instruments, primarily asset-backed securities, as trading assets.

Available-for-Sale Investments [Policy Text Block]
Available-for-Sale Investments
We consider all liquid available-for-sale debt instruments with original maturities from the date of purchase of approximately three months or less to be cash and cash equivalents. Available-for-sale debt instruments with original maturities at the date of purchase greater than approximately three months and remaining maturities of less than one year are classified as short-term investments. Available-for-sale debt instruments with remaining maturities beyond one year are classified as other long-term investments.
Investments that we designate as available-for-sale are reported at fair value, with unrealized gains and losses, net of tax, recorded in accumulated other comprehensive income (loss), except as noted in the "Other-Than-Temporary Impairment" section that follows. We determine the cost of the investment sold based on an average cost basis at the individual security level. Our available-for-sale investments include:

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Marketable debt instruments when the interest rate and foreign currency risks are not hedged at the inception of the investment or when our criteria for designation as trading assets are not met. We generally hold these debt instruments to generate a return commensurate with the U.S.-dollar three-month LIBOR. We record the interest income and realized gains and losses on the sale of these instruments in interest and other, net.

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Marketable equity securities when there is no plan to sell or hedge the investment at the time of original classification. We acquire these equity investments to promote business and strategic objectives. To the extent that these investments continue to have strategic value, we typically do not attempt to reduce or eliminate the equity market risks through hedging activities. We record the realized gains or losses on the sale or exchange of marketable equity securities in gains (losses) on equity investments, net.

Non-Marketable and Other Equity Investments [Policy Text Block]
Non-Marketable and Other Equity Investments
Our non-marketable equity and other equity investments are included in other long-term assets. We account for non-marketable equity and other equity investments for which we do not have control over the investee as:

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Equity method investments when we have the ability to exercise significant influence, but not control, over the investee. Equity method investments include marketable and non-marketable investments. Our proportionate share of the income or loss is recognized on a one-quarter lag and is recorded in gains (losses) on equity investments, net.

•	Non-marketable cost method investments when the equity method does not apply.
We record the realized gains or losses on the sale of equity method and non-marketable cost method investments in gains (losses) on equity investments, net.

Other-Than-Temporary Impairment [Policy Text Block]
Other-Than-Temporary Impairment
Our available-for-sale investments and non-marketable and other equity investments are subject to a periodic impairment review. Investments are considered impaired when the fair value is below the investment’s adjusted cost basis. Impairments affect earnings as follows:

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Marketable debt instruments when the fair value is below amortized cost and we intend to sell the instrument, or when it is more likely than not that we will be required to sell the instrument before recovery of its amortized cost basis, or when we do not expect to recover the entire amortized cost basis of the instrument (that is, a credit loss exists). When we do not expect to recover the entire amortized cost basis of the instrument, we separate other-than-temporary impairments into amounts representing credit losses, which are recognized in interest and other, net, and amounts related to all other factors, which are recognized in other comprehensive income (loss).

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Marketable equity securities based on the specific facts and circumstances present at the time of assessment, which include the consideration of general market conditions, the duration and extent to which the fair value is below cost, and our ability and intent to hold the investment for a sufficient period of time to allow for recovery of value in the foreseeable future. We also consider specific adverse conditions related to the financial health of, and the business outlook for, the investee, which may include industry and sector performance, changes in technology, operational and financing cash flow factors, and changes in the investee’s credit rating. We record other-than-temporary impairments on marketable equity securities and marketable equity method investments in gains (losses) on equity investments, net.

•	Non-marketable equity investments based on our assessment of the severity and duration of the impairment, and qualitative and quantitative analysis, including:

•	the investee’s revenue and earnings trends relative to pre-defined milestones and overall business prospects;

•	the technological feasibility of the investee’s products and technologies;

•	the general market conditions in the investee’s industry or geographic area, including adverse regulatory or economic changes;

•	the management and governance structure of the investee;

•	factors related to the investee’s ability to remain in business, such as the investee’s liquidity and debt ratios, and the rate at which the investee is using its cash; and

•	the investee’s receipt of additional funding at a lower valuation.
We record other-than-temporary impairments for non-marketable cost method investments and equity method investments in gains (losses) on equity investments, net.

Derivative Financial Instruments [Policy Text Block]
Derivative Financial Instruments
Our primary objective for holding derivative financial instruments is to manage currency exchange rate risk and interest rate risk, and, to a lesser extent, equity market risk, commodity price risk, and credit risk. When possible, we enter into master netting arrangements with counterparties to mitigate credit risk in derivative transactions. A master netting arrangement may allow counterparties to net settle amounts owed to each other as a result of multiple, separate derivative transactions. Generally, our master netting agreements allow for net settlement in case of certain triggering events such as bankruptcy or default of one of the counterparties to the transaction. We may also elect to exchange cash collateral with certain of our counterparties on a regular basis. For presentation on our consolidated balance sheets, we do not offset fair value amounts recognized for derivative instruments under master netting arrangements. Our derivative financial instruments are recorded at fair value and are included in other current assets, other long-term assets, other accrued liabilities, or other long-term liabilities.
Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as a cash flow hedge. A designated hedge with exposure to variability in the functional currency equivalent of the future foreign currency cash flows of a forecasted transaction is one example of a cash flow hedge. The criteria for designating a derivative as a cash flow hedge include the assessment of the instrument’s effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction, and the assessment of the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the after-tax gain or loss from the effective portion of the hedge as a component of accumulated other comprehensive income (loss) and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings, and in the same line item on the consolidated statements of income as the impact of the hedged transaction. Derivatives that we designate as cash flow hedges are classified in the consolidated statements of cash flows in the same section as the underlying item, primarily within cash flows from operating activities.
We recognize gains and losses from changes in fair value of derivatives that are not designated as hedges for accounting purposes in the line item on the consolidated statements of income most closely associated with the related exposures, primarily in interest and other, net and gains (losses) on equity investments, net. As part of our strategic investment program, we also acquire equity derivative instruments, such as equity conversion rights associated with debt instruments, that we do not designate as hedging instruments. We recognize the gains or losses from changes in fair value of these equity derivative instruments in gains (losses) on equity investments, net. Realized gains and losses from derivatives not designated as hedges are classified in the consolidated statements of cash flows within cash flows from operating activities or investing activities, depending on the activity the exposure is most closely associated with.
Measurement of Effectiveness

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Effectiveness for forwards is generally measured by comparing the cumulative change in the fair value of the hedge contract with the cumulative change in the fair value of the forecasted cash flows of the hedged item. For currency forward contracts used in cash flow hedging strategies related to capital purchases, forward points are excluded, and effectiveness is measured using spot rates to value both the hedge contract and the hedged item. For currency forward contracts used in cash flow hedging strategies related to operating expenditures, forward points are included, and effectiveness is measured using forward rates to value both the hedge contract and the hedged item.

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Effectiveness for options is generally measured by comparing the cumulative change in the intrinsic value of the hedge contract with the cumulative change in the intrinsic value of an option instrument representing the hedged risks in the hedged item. Time value is excluded and effectiveness is measured using spot rates to value both the hedge contract and the hedged item.

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Effectiveness for interest rate swaps and commodity swaps is generally measured by comparing the cumulative change in fair value of the swap with the cumulative change in the fair value of the hedged item.

If a cash flow hedge is discontinued because it is probable that the original hedged transaction will not occur as previously anticipated, the cumulative unrealized gain or loss on the related derivative is reclassified from accumulated other comprehensive income (loss) into earnings. Subsequent gains or losses on the related derivative instrument are recognized in interest and other, net in each period until the instrument matures, is terminated, is re-designated as a qualified cash flow hedge, or is sold. Ineffective portions of cash flow hedges, as well as amounts excluded from the assessment of effectiveness, are recognized in earnings in interest and other, net. For further discussion of our derivative instruments and risk management programs, see "Note 6: Derivative Financial Instruments."

Securities Lending [Policy Text Block]
Securities Lending
We may enter into securities lending agreements with financial institutions, generally to facilitate hedging and certain investment and financing transactions. Selected securities may be loaned, secured by collateral in the form of cash or securities. The loaned securities continue to be carried as investment assets on our consolidated balance sheets. For lending agreements collateralized by cash and cash equivalents, collateral is recorded as an asset with a corresponding liability. For lending agreements collateralized by other securities, we do not record the collateral as an asset or a liability, unless the collateral is repledged.

Loans Receivable [Policy Text Block]
Loans Receivable
We make loans to third parties that are classified within other current assets or other long-term assets. We may elect the fair value option for loans when the interest rate or foreign currency exchange rate risk is economically hedged at inception with a related derivative instrument. We record the gains or losses on these loans arising from changes in fair value due to interest rate, currency, and counterparty credit changes, largely offset by losses or gains on the related derivative instruments, in interest and other, net. Loans that are denominated in U.S. dollars and have a floating-rate coupon are carried at amortized cost. We measure interest income for all loans receivable using the interest method, which is based on the effective yield of the loans rather than the stated coupon rate. For further discussion of our loans receivable, see "Note 4: Fair Value."

Inventories [Policy Text Block]
Inventories
We compute inventory cost on a first-in, first-out basis. Costs incurred to manufacture our products are included in the valuation of inventory beginning in the quarter in which a product meets the technical criteria to qualify for sale to customers. Prior to qualification for sale, costs that do not meet the criteria for research and development (R&D) are included in cost of sales in the period incurred. Inventories at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Raw materials	$462	$458
Work in process	2,375	1,998
Finished goods	1,436	1,716
Total inventories	$4,273	$4,172

Property, Plant and Equipment [Policy Text Block]
Property, Plant and Equipment
Property, plant and equipment, net at the end of each period were as follows:

(In Millions)	Dec 27, 2014	Dec 28, 2013
Land and buildings	$22,989	$21,098
Machinery and equipment	44,441	40,540
Construction in progress	12,279	11,778
Total property, plant and equipment, gross	79,709	73,416
Less: accumulated depreciation	(46,471)	(41,988)
Total property, plant and equipment, net	$33,238	$31,428

We compute depreciation for financial reporting purposes using the straight-line method. Substantially all of our depreciable property, plant and equipment assets are depreciated over the following estimated useful lives: machinery and equipment, 2 to 4 years; buildings, 10 to 25 years.
We capitalize a majority of interest on borrowings related to eligible capital expenditures. Capitalized interest is added to the cost of qualified assets and amortized over the estimated useful lives of the assets. We record capital-related government grants earned as a reduction to property, plant and equipment.

Goodwill [Policy Text Block]
Goodwill
We record goodwill when the purchase price of an acquisition exceeds the fair value of the net tangible and identified intangible assets acquired. We assign the goodwill to our reporting units based on the relative expected fair value provided by the acquisition. We perform an annual impairment assessment in the fourth quarter of each year, or more frequently if indicators of potential impairment exist, which includes evaluating qualitative and quantitative factors to assess the likelihood of an impairment of a reporting unit’s goodwill. We perform impairment tests using a fair value approach when necessary. The reporting unit’s carrying value used in an impairment test represents the assignment of various assets and liabilities, excluding certain corporate assets and liabilities, such as cash, investments, and debt. For further discussion of goodwill, see "Note 10: Goodwill."

Identified Intangible Assets [Policy Text Block]
Identified Intangible Assets
Licensed technology and patents are generally amortized on a straight-line basis over the periods of benefit. We amortize all acquisition-related intangible assets that are subject to amortization over their estimated useful life based on economic benefit. Acquisition-related in-process R&D assets represent the fair value of incomplete R&D projects that had not reached technological feasibility as of the date of acquisition; initially, these are classified as "other intangible assets" that are not subject to amortization. Assets related to projects that have been completed are transferred from "other intangible assets" to "acquisition-related developed technology;" these are subject to amortization, while assets related to projects that have been abandoned are impaired and expensed to R&D. In the quarter following the period in which identified intangible assets become fully amortized, we remove the fully amortized balances from the gross asset and accumulated amortization amounts.
The estimated useful life ranges for substantially all identified intangible assets that are subject to amortization as of December 27, 2014 were as follows:

(In Years)	Estimated Useful Life
Acquisition-related developed technology	4	–	9
Acquisition-related customer relationships	6	–	9
Acquisition-related trade names	5	–	8
Licensed technology and patents	5	–	17

We perform a quarterly review of finite-lived identified intangible assets to determine whether facts and circumstances indicate that the useful life is shorter than we had originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, we assess recoverability by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If an asset’s useful life is shorter than originally estimated, we accelerate the rate of amortization and amortize the remaining carrying value over the new shorter useful life. We perform an annual impairment assessment in the fourth quarter of each year for indefinite-lived intangible assets, or more frequently if indicators of potential impairment exist, to determine whether it is more likely than not that the carrying value of the assets may not be recoverable. If necessary, a quantitative impairment test is performed to compare the fair value of the indefinite-lived intangible asset with its carrying value. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets.
For further discussion of identified intangible assets, see "Note 11: Identified Intangible Assets."

Product Warranty [Policy Text Block]
Product Warranty
The vast majority of our products are sold with a limited warranty on product quality and a limited indemnification for customers against intellectual property rights infringement claims related to our products. The accrual and the related expense for known product warranty issues were not significant during the periods presented. Due to product testing, the short time typically between product shipment and the detection and correction of product failures, and the historical rate of payments on indemnification claims, the accrual and related expense for estimated incurred but unidentified issues were not significant during the periods presented.

Revenue Recognition [Policy Text Block]
Revenue Recognition
We recognize net product revenue when the earnings process is complete, as evidenced by an agreement with the customer, delivery has occurred, and acceptance, if applicable, as well as fixed pricing and probable collectibility. We record pricing allowances, including discounts based on contractual arrangements with customers, when we recognize revenue as a reduction to both accounts receivable and net revenue. Because of frequent sales price reductions and rapid technology obsolescence in the industry, we defer product revenue and related costs of sales from component sales made to distributors under agreements allowing price protection or right of return until the distributors sell the merchandise. The right of return granted generally consists of a stock rotation program in which distributors are able to exchange certain products based on the number of qualified purchases made by the distributor. Under the price protection program, we give distributors credits for the difference between the original price paid and the current price that we offer. We include shipping charges billed to customers in net revenue, and include the related shipping costs in cost of sales.
Revenue from license agreements with our McAfee, Inc. (McAfee) business generally includes service and support agreements for which the related revenue is deferred and recognized ratably over the performance period. Revenue derived from online subscription products is deferred and recognized ratably over the performance period. Professional services revenue is recognized as services are performed or, if required, upon customer acceptance. For arrangements with multiple elements, including software licenses, maintenance, and/or services, revenue is allocated across the separately identified deliverables and may be recognized or deferred. When vendor-specific objective evidence does not exist for undelivered elements such as maintenance and support, the entire arrangement fee is recognized ratably over the performance period. Direct costs, such as costs related to revenue-sharing and royalty arrangements associated with license arrangements, as well as component costs associated with product revenue and sales commissions, are deferred and amortized over the same period that the related revenue is recognized.
We record deferred revenue offset by the related cost of sales on our consolidated balance sheets as deferred income.

Advertising [Policy Text Block]
Advertising
Cooperative advertising programs reimburse customers for marketing activities for certain of our products, subject to defined criteria. We accrue cooperative advertising obligations and record the costs at the same time that the related revenue is recognized. We record cooperative advertising costs as marketing, general and administrative (MG&A) expenses to the extent that an advertising benefit separate from the revenue transaction can be identified and the fair value of that advertising benefit received is determinable. We record any excess in cash paid to customers over the fair value of the advertising benefit we receive as a reduction in revenue. Advertising costs, including direct marketing costs, recorded within MG&A expenses were $1.8 billion in 2014 ($1.9 billion in 2013 and $2.0 billion in 2012).

Employee Equity Incentive Plans [Policy Text Block]
Employee Equity Incentive Plans
We have employee equity incentive plans, which are described more fully in "Note 18: Employee Equity Incentive Plans." We use the straight-line attribution method to recognize share-based compensation over the service period of the award. Upon exercise, cancellation, forfeiture, or expiration of stock options, or upon vesting or forfeiture of restricted stock units, we eliminate deferred tax assets for options and restricted stock units with multiple vesting dates for each vesting period on a first-in, first-out basis as if each vesting period were a separate award.

Income Taxes [Policy Text Block]
Income Taxes
We compute the provision for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating losses and tax credit carryforwards. We measure deferred tax assets and liabilities using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. We record a valuation allowance to reduce deferred tax assets to the amount that it is believed more likely than not to be realized.
We recognize tax benefits from uncertain tax positions only if that tax position is more likely than not to be sustained on examination by the taxing authorities, based on the technical merits of the position. We then measure the tax benefits recognized in the financial statements from such positions based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. We recognize interest and penalties related to unrecognized tax benefits within the provision for taxes on the consolidated statements of income. For more information about income taxes, see "Note 23: Income Taxes."